CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Revenues
Net sales	$ 8,490	$ 5,150	$ 15,533	$ 10,143
Finance, interest and other income	421	428	851	896
Total Revenues	8,911	5,578	16,384	11,039
Costs and Expenses
Cost of goods sold	6,867	5,114	12,600	9,528
Selling, general and administrative expenses	622	484	1,162	1,010
Research and development expenses	329	203	592	417
Restructuring expenses	8	7	10	12
Interest expense	147	170	308	351
Goodwill impairment charge	0	585	0	585
Other, net	81	(1,295)	298	(1,098)
Total Costs and Expenses	8,054	5,268	14,970	10,805
Income before income taxes and equity in income of unconsolidated subsidiaries and affiliates	857	310	1,414	234
Income tax (expense) benefit	(188)	40	(345)	63
Equity in income of unconsolidated subsidiaries and affiliates	30	11	55	10
Net income	699	361	1,124	307
Net income attributable to noncontrolling interests	9	11	26	22
Net income attributable to CNH Industrial N.V.	$ 690	$ 350	$ 1,098	$ 285
Earnings per share attributable to common shareholders
Basic (in usd per share)	$ 0.51	$ 0.26	$ 0.81	$ 0.21
Diluted (in usd per share)	0.51	0.26	0.81	0.21
Cash dividends declared per common share (in usd per share)	$ 0.132	$ 0	$ 0.132	$ 0